Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Reconciliation Between Effective Income Tax Rate And PRC Statutory Income Tax Rate

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Year Ended December 31,
	2018	2019	2020
PRC statutory income tax rates	25.00%	25.00%	25.00%
Change in valuation allowance	(15.08%)	86.99%	(0.50%)
Effect of permanent differences	2.55%	25.70%	(11.31	%) **
Additional tax deduction for qualified research and development expenses	(2.68%)	(10.84%)	(6.33%)
Effect of tax holiday*	-	(115.48)%	(8.51%)
Difference in tax rate of subsidiaries outside the PRC	(3.44%)	(0.06%)	1.60%
Total	6.35%	11.43%	(0.05%)

Summary of Current and Deferred Portions of Income Tax Expenses

The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive income/(loss)are as follows:

	Year Ended December 31,
	2018	2019	2020
	US$	US$	US$
Current income tax expense	1,503,504	56,898	78
Deferred tax expense/(benefit)	(1,086,380)	192,741	(6,582)
Income tax expense/(benefit), net	417,124	249,639	(6,504)

Summary of Deferred Tax Assets	The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2019 and 2020 are as follows:

	Year Ended December 31,
	2019	2020
	US$	US$
Deferred tax assets:
Tax loss carry-forwards	3,706,113	3,661,528
Inventory provision	66,042	81,944
Allowance for doubtful accounts	46,883	50,503
Unrealized Profit	6,473	6,920
Other deductible temporary difference	2,112	—
Total deferred tax assets	3,827,623	3,800,895
Less: Valuation allowance	(3,039,926)	(2,971,506)
Net deferred tax assets	787,697	829,389

Deferred tax liabilities:
Recognition of intangible assets arising from asset acquisition and business combination	(138,406)	(24,684)
Net deferred tax liabilities	(138,406)	(24,684)

Summary of Movement of Valuation Allowance

Movement of valuation allowance is as follows:

	Year Ended December 31,
	2018	2019	2020
	US$	US$	US$
Beginning balance	2,129,655	1,139,566	3,039,926
Current year additions	423,742	2,108,356	3,929,241
Reversal of valuation allowances	(1,413,831)	(207,996)	(3,997,661)
Ending balance	1,139,566	3,039,926	2,971,506